EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Effective interest rate	[1]	5.10%	4.60%	4.30%
Carrying value		$ 719,100	$ 671,600	$ 767,200
Hereof non-current		629,198	593,912	717,500
Hereof current	[2]	$ 86,000	$ 75,900	$ 49,700
DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Maturity		2021	2019	2019
Effective interest rate	[1]	5.40%	4.60%	41.00%
Carrying value		$ 74,300	$ 109,400	$ 125,700
Hereof non-current		$ 74,300	$ 109,400	$ 125,700
TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Maturity		2021	2021	2021
Effective interest rate	[1]	5.00%	4.60%	4.30%
Carrying value		$ 400,800	$ 470,000	$ 548,900
Hereof non-current		$ 400,800	$ 470,000	$ 548,900
DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Maturity		2021	2021	2021
Effective interest rate	[1]	5.00%	4.60%	44.00%
Carrying value		$ 56,500	$ 62,200	$ 66,600
Hereof non-current		$ 56,500	$ 62,200	$ 66,600
DSF Facility 4
Disclosure of detailed information about borrowings [line items]
Maturity		2022	2022	2019
Effective interest rate	[1]	5.10%	4.80%	41.00%
Carrying value		$ 26,800	$ 30,000	$ 26,000
Hereof non-current		$ 26,800	30,000	26,000
TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Maturity		2022
Effective interest rate	[1]	5.40%
Carrying value		$ 115,000	0	0
Hereof non-current		$ 115,000	0	0
ING
Disclosure of detailed information about borrowings [line items]
Maturity		2024
Effective interest rate	[1]	4.60%
Carrying value		$ 45,800	0	0
Hereof non-current		$ 45,800	$ 0	$ 0
Floating interest rate | DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating
Floating interest rate | TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating
Floating interest rate | DSF Facility 4
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating
Floating interest rate | TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Fixed/floating		Floating

[1]	Effective interest rate includes deferred and amortized bank fees.
[2]	The carrying value of the Group's mortgage debt and bank loans is, due to their short-term nature of fixing of interest, approximate to fair value, and excludes amortized bank fees.